Non-trading investments - Summary of AFS debt securities categorized by remaining contractual maturity (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost, Total	¥ 108,704	[1]
Fair value, Total	107,030
Japanese government securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,1 year to 5 years	25,001	[1]
Amortized cost, Total	25,001	[1]
Fair value, 1 year to 5 years	24,814
Fair value, Total	24,814
Japanese agency and municipal securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,1 year to 5 years	81,913	[1]
Amortized cost, Total	81,913	[1]
Fair value, 1 year to 5 years	80,437
Fair value, Total	80,437
Bank and corporate debt securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,1 year to 5 years	1,790	[1]
Amortized cost, Total	1,790	[1]
Fair value, 1 year to 5 years	1,779
Fair value, Total	¥ 1,779

[1]	No allowances for current expected credit losses have been recognized as of March 31, 2025.